UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Michael W. Stockton
Treasurer
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Schedule of Investments

Unaudited schedule of investments dated January 31, 2007

Washington Mutual Investors FundSM
Investment portfolio

January 31, 2007		unaudited

		Market value
Common stocks — 96.80%	Shares	(000)

ENERGY — 10.86%
Apache Corp.	4,000,000	$ 291,880
Baker Hughes Inc.	3,210,000	221,586
Chevron Corp.	38,529,800	2,808,052
ConocoPhillips	14,300,000	949,663
EOG Resources, Inc.	7,005,000	484,256
Exxon Mobil Corp.	30,926,600	2,291,661
Halliburton Co.	8,430,000	249,022
Marathon Oil Corp.	12,562,612	1,134,906
Schlumberger Ltd.	12,580,000	798,704
Spectra Energy Corp[1]	3,460,700	90,394
		9,320,124

MATERIALS — 3.52%
Air Products and Chemicals, Inc.	4,000,000	298,640
Alcoa Inc.	20,300,000	655,690
E.I. du Pont de Nemours and Co.	14,700,000	728,532
MeadWestvaco Corp.	1,200,000	36,168
Newmont Mining Corp.	2,500,000	112,750
PPG Industries, Inc.	6,284,700	416,613
Temple-Inland Inc.	1,300,000	64,922
Weyerhaeuser Co.	9,450,000	708,750
		3,022,065

INDUSTRIALS — 13.07%
3M Co.	4,470,000	332,121
Avery Dennison Corp.	1,600,000	109,376
Boeing Co.	9,150,000	819,474
Caterpillar Inc.	6,000,000	384,420
Deere & Co.	4,888,100	490,179
Eaton Corp.	1,200,000	94,020
Emerson Electric Co.	3,400,000	152,898
Fluor Corp.	536,500	44,315
General Dynamics Corp.	2,950,000	230,542
General Electric Co.	81,000,000	2,920,050
Illinois Tool Works Inc.	5,700,000	290,643
Ingersoll-Rand Co. Ltd., Class A	3,400,000	145,792
Lockheed Martin Corp.	3,650,000	354,743
Northrop Grumman Corp.	11,200,000	794,528
Pitney Bowes Inc.	4,200,000	201,054
R.R. Donnelley & Sons Co.	6,337,300	235,114
Raytheon Co.	4,000,000	207,600
Southwest Airlines Co.	9,500,000	143,450

		unaudited

		Market value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Tyco International Ltd.	19,595,000	$ 624,689
Union Pacific Corp.	1,400,000	141,400
United Parcel Service, Inc., Class B	22,122,900	1,599,043
United Technologies Corp.	13,255,000	901,605
		11,217,056

CONSUMER DISCRETIONARY — 8.30%
Best Buy Co., Inc.	12,175,000	613,620
Carnival Corp., units	13,500,000	696,060
Gannett Co., Inc.	3,250,000	188,955
Harley-Davidson, Inc.	3,849,500	262,806
Home Depot, Inc.	8,300,000	338,142
Johnson Controls, Inc.	5,155,700	476,696
Limited Brands, Inc.[2]	17,562,100	490,685
Lowe’s Companies, Inc.	51,800,000	1,746,178
McDonald’s Corp.	7,000,000	310,450
ServiceMaster Co.	9,900,000	129,195
Target Corp.	19,350,000	1,187,316
TJX Companies, Inc.	9,300,000	275,001
VF Corp.	3,800,000	288,306
Walt Disney Co.	3,300,000	116,061
		7,119,471

CONSUMER STAPLES — 6.86%
Avon Products, Inc.	14,290,000	491,433
Coca-Cola Co.	20,155,000	965,021
ConAgra Foods, Inc.	4,000,000	102,840
General Mills, Inc.	5,057,899	289,514
H.J. Heinz Co.	2,270,000	106,962
Kellogg Co.	6,404,298	315,540
Kimberly-Clark Corp.	8,650,000	600,310
PepsiCo, Inc.	14,979,300	977,250
Procter & Gamble Co.	3,883,100	251,897
SYSCO Corp.	3,500,000	120,925
Unilever NV (New York registered)	6,000,000	160,140
Walgreen Co.	9,000,000	407,700
Wal-Mart Stores, Inc.	23,022,300	1,097,934
		5,887,466

HEALTH CARE — 12.10%
Abbott Laboratories	25,420,000	1,347,260
Aetna Inc.	3,965,000	167,164
Amgen Inc.[1]	4,501,000	316,735
Becton, Dickinson and Co.	1,480,000	113,871
Bristol-Myers Squibb Co.	55,195,000	1,589,064
Cardinal Health, Inc.	7,750,000	553,505
CIGNA Corp.	1,090,000	144,316
Eli Lilly and Co.	25,295,000	1,368,966
Johnson & Johnson	6,900,000	460,920
McKesson Corp.	2,500,000	139,375
Medtronic, Inc.	15,100,000	807,095
Merck & Co., Inc.	29,540,000	1,321,915
Pfizer Inc	47,880,500	1,256,384
Wyeth	16,150,000	797,972
		10,384,542

		unaudited

		Market value
Common stocks	Shares	(000)

FINANCIALS — 21.80%
AFLAC Inc.	2,730,000	$ 129,975
Allstate Corp.	7,068,300	425,229
American International Group, Inc.	11,626,600	795,841
Aon Corp.	3,150,000	112,959
Bank of America Corp.	30,630,000	1,610,525
Bank of New York Co., Inc.	19,770,000	790,998
Citigroup Inc.	45,346,000	2,499,925
Fannie Mae	27,107,700	1,532,398
Freddie Mac	11,540,000	749,292
HSBC Holdings PLC (ADR)	9,272,000	851,448
J.P. Morgan Chase & Co.	47,520,000	2,420,194
Lincoln National Corp.	6,200,000	416,268
Marsh & McLennan Companies, Inc.	25,487,900	751,893
SLM Corp.	2,250,000	103,410
St. Paul Travelers Companies, Inc.	8,250,000	419,513
State Street Corp.	1,500,000	106,575
SunTrust Banks, Inc.	4,200,000	349,020
U.S. Bancorp	20,400,000	726,240
Wachovia Corp.	13,700,000	774,050
Washington Mutual, Inc.	32,950,000	1,469,240
Wells Fargo & Co.	41,460,000	1,489,243
XL Capital Ltd., Class A	2,670,000	184,230
		18,708,466

INFORMATION TECHNOLOGY — 7.97%
Applied Materials, Inc.	7,500,000	132,975
Automatic Data Processing, Inc.	3,600,000	171,792
Dell Inc.[1]	4,300,000	104,275
Electronic Data Systems Corp.	1,126,600	29,641
First Data Corp.	1,300,000	32,318
Hewlett-Packard Co.	19,515,000	844,609
Intel Corp.	36,438,438	763,750
International Business Machines Corp.	18,275,000	1,811,966
Linear Technology Corp.	7,465,000	231,042
Maxim Integrated Products, Inc.	4,000,000	123,200
Microsoft Corp.	49,290,000	1,521,089
Oracle Corp.[1]	41,841,943	718,008
Texas Instruments Inc.	10,235,300	319,239
Xilinx, Inc.	1,400,000	34,020
		6,837,924

TELECOMMUNICATIONS SERVICES — 6.29%
AT&T Inc.	93,450,000	3,516,524
Embarq Corp.	1,700,000	94,367
Sprint Nextel Corp., Series 1	52,189,360	930,536
Verizon Communications Inc.	22,270,000	857,840
		5,399,267

UTILITIES — 5.35%
Ameren Corp.	2,100,000	111,531
American Electric Power Co., Inc.	7,100,000	309,063
Constellation Energy Group, Inc.	750,000	54,413
Dominion Resources, Inc.	9,375,600	777,800
Duke Energy Corp.	8,200,000	161,458
Entergy Corp.	2,386,000	221,540
Exelon Corp.	16,075,000	964,339

		unaudited

		Market value
Common stocks	Shares	(000)

UTILITIES (continued)
FirstEnergy Corp.	3,900,000	$ 231,387
FPL Group, Inc.	11,758,000	666,091
NiSource Inc.	2,500,000	59,500
PPL Corp.	4,600,000	163,760
Progress Energy, Inc.	1,150,000	54,671
Public Service Enterprise Group Inc.	6,450,000	432,343
Southern Co.	8,000,000	292,240
Xcel Energy Inc.	4,000,000	93,320
		4,593,456

MISCELLANEOUS — 0.68%
Other common stocks in initial period of acquisition		578,869

Total common stocks (cost: $57,396,763,000)		83,068,706

	Principal amount
Short-term securities — 3.22%	(000)

Abbott Laboratories 5.19%-5.21% due 2/6-3/27/2007[3]	$114,000	113,573
AIG Funding, Inc. 5.22% due 3/14/2007	25,000	24,848
American Express Credit Corp. 5.22% due 3/12/2007	25,000	24,856
Atlantic Industries 5.21% due 2/27/2007[3]	27,100	26,994
Bank of America Corp. 5.24% due 2/14/2007	30,000	29,941
Becton, Dickinson and Co. 5.21% due 2/5/2007	21,033	21,018
CIT Group, Inc. 5.22%-5.25% due 2/1-3/20/2007[3]	161,300	160,739
Clipper Receivables Co., LLC 5.25%-5.26% due 2/9-3/14/2007[3]	151,000	150,340
Coca-Cola Co. 5.17%-5.19% due 2/6-3/21/2007[3]	99,400	99,073
Edison Asset Securitization LLC 5.24% due 3/15/2007[3]	25,000	24,852
Eli Lilly and Co. 5.19% due 3/14-3/27/2007[3]	75,000	74,481
Emerson Electric Co. 5.22% due 2/9/2007[3]	10,000	9,987
Fannie Mae 5.12%-5.155% due 2/1-3/21/2007	156,805	156,150
Federal Home Loan Bank 5.12%-5.145% due 2/9-4/25/2007	248,344	246,876
Freddie Mac 5.14% due 2/7-4/9/2007	189,300	188,403
General Electric Capital Corp. 5.23% due 2/23/2007	40,000	39,866
Harley-Davidson Funding Corp. 5.21% due 2/22-3/12/2007[3]	43,252	43,057
Hershey Co. 5.19%-5.22% due 2/9-3/20/2007[3]	32,522	32,367
IBM Capital Inc. 5.24% due 3/16/2007[3]	25,000	24,849
IBM Corp. 5.18% due 3/14/2007[3]	18,400	18,289
Illinois Tool Works Inc. 5.22% due 2/20/2007	25,000	24,927
International Lease Finance Corp. 5.20%-5.22% due 3/19-4/11/2007	123,900	122,873
Johnson & Johnson 5.18% due 2/20-4/27/2007[3]	147,500	146,642
Jupiter Securitization Co., LLC 5.23%-5.24% due 2/5-3/8/2007[3]	65,700	65,517
Kimberly-Clark Worldwide Inc. 5.22% due 2/21/2007[3]	22,000	21,937
McCormick & Co., Inc. 5.20% due 2/16/2007[3]	20,000	19,954
NetJets Inc. 5.20%-5.22% due 2/9-3/26/2007[3]	77,400	77,122
Pfizer Investment Capital PLC 5.20%-5.22% due 2/8-2/21/2007[3]	125,000	124,725
Private Export Funding Corp. 5.21% due 4/25/2007[3]	25,000	24,697
Procter & Gamble Co. 5.22%-5.25% due 2/12-3/9/2007[3]	134,900	134,507
Tennessee Valley Authority 5.115% due 3/22/2007	37,800	37,513
Three Pillars Funding, LLC 5.26%-5.27% due 2/1-2/15/2007[3]	95,000	94,833
Triple-A One Funding Corp. 5.25% due 2/12/2007[3]	26,096	26,050
Union Bank of California, N.A. 5.28% due 2/28/2007	45,700	45,700

		unaudited

	Principal amount	Market value
Short-term securities	(000)	(000)

Variable Funding Capital Corp. 5.235%-5.25% due 2/1-3/12/2007[3]	$150,000	$ 149,366
Wal-Mart Stores Inc. 5.18%-5.20% due 3/6-4/17/2007[3]	125,647	124,638
Wm. Wrigley Jr. Co. 5.21% due 2/16/2007[3]	12,385	12,356

Total short-term securities (cost: $2,763,930,000)		2,763,916

Total investment securities (cost: $60,160,693,000)		85,832,622
Other assets less liabilities		(14,027)

Net assets		$85,818,595

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
[3]Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,800,945,000, which represented 2.10% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
January 31, 2007, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 1/31/07
Company	shares	Purchases	Sales	shares	(000)	(000)

Limited Brands	19,930,000	—	2,367,900	17,562,100	$8,955	$490,685

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$26,096,957
Gross unrealized depreciation on investment securities	(454,982)
Net unrealized appreciation on investment securities	25,641,975
Cost of investment securities for federal income tax purposes	60,190,647

MFGEFP-901-0307-S6875
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

ITEM 2 - - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By /s/ Jeffrey L. Steele, President and PEO
Date: March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeffrey L. Steele, President and PEO
Date: March 20, 2007

By /s/ Michael W. Stockton, Vice President, Treasurer
           And Principal Financial Officer
Date: March 20, 2007